Loss per share - Securities excluded (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net (loss) income per share
Dilutive securities excluded	130,156,288	93,464,488	277,452,472
Share options | Employees
Net (loss) income per share
Dilutive securities excluded	130,156,288	93,464,488	104,543,578
Share options | Series C preferred shareholder
Net (loss) income per share
Dilutive securities excluded			172,908,894